Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial instrument at FVTPL	₨ 46,438		₨ 105,244
Financial instruments at FVTOCI	181,919		150,917
Financial instruments at amortized cost	28,405		42,972
Investments, Total	256,762		299,133
Non-current	7,668	$ 118	7,103
Current	249,094	$ 3,826	292,030
Investments, Total	256,762		299,133
Investment in liquid and short-term mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial instrument at FVTPL	46,438		104,675
Other Investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial instrument at FVTPL			569
Investments in equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI	5,685		5,303
Commercial paper, certificate of deposits and bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI	₨ 176,234		₨ 145,614